Quarterly Financial Data (Unaudited) - Quarterly Results of Operations for the Four Quarters (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 22,078	$ 21,454	$ 20,877	$ 20,337	$ 20,213	$ 19,982	$ 19,617	$ 19,027	$ 19,180	$ 18,980	$ 18,286	$ 17,934	$ 84,746	$ 78,839	$ 74,380
Interest expense	1,990	2,077	2,106	2,111	2,087	2,114	2,191	2,216	2,397	2,426	2,437	2,508	8,284	8,608	9,768
Net interest income	20,088	19,377	18,771	18,226	18,126	17,868	17,426	16,811	16,783	16,554	15,849	15,426	76,462	70,231	64,612
Provision for loan losses	89	141	82	67	123	109	81	75	134	87	28	249
Earnings before income taxes	10,120	11,095	10,162	9,097	8,720	9,862	9,889	9,154	8,888	8,772	8,503	6,924	40,474	37,625	33,087
Net earnings	$ 6,802	$ 6,918	$ 6,270	$ 5,643	$ 5,958	$ 6,088	$ 6,201	$ 5,616	$ 6,100	$ 5,351	$ 5,154	$ 4,172	$ 25,633	$ 23,863	$ 20,777
Basic earnings per common share (in dollars per share)	$ 0.66	$ 0.67	$ 0.61	$ 0.55	$ 0.59	$ 0.60	$ 0.61	$ 0.55	$ 0.61	$ 0.53	$ 0.51	$ 0.41	$ 2.49	$ 2.35	$ 2.06
Diluted earnings per common share (in dollars per share)	$ 0.66	$ 0.67	$ 0.61	$ 0.55	$ 0.59	$ 0.60	$ 0.61	$ 0.55	$ 0.61	$ 0.53	$ 0.51	$ 0.41	$ 2.49	$ 2.35	$ 2.06